Income Taxes - Schedule of Reconciliation of the Statutory Tax Rate to the Effective Tax Rate (Details)		9 Months Ended		12 Months Ended
		Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Reconciliation of the Statutory Tax Rate to the Effective Tax Rate [Abstract]
PRC statutory income tax rates	[1]			25.00%	25.00%
Permanent difference					(0.06%)
Super deduction on eligible R&D expenditure				(3.76%)	3.98%
“High-tech enterprise” tax deduction				(10.67%)	7.50%
Effect of different tax jurisdiction				(1.20%)	(13.29%)
Effect of adjusting income tax for prior periods				(0.62%)
Effect of internal withholding of income tax and internal offsetting					(1.85%)
Change in valuation allowance				0.33%	(28.61%)
Actual income tax rate		23.99%	7.89%	9.08%	(7.33%)

[1]	As the Company’s business operation mainly concentrated in PRC, the Company determined to apply PRC statutory tax rate in reconciliation of the statutory tax rate to the effective tax rate.